Redeemable Convertible Preferred Stock (Details) (Imported) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2020
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized	7,000,000	7,000,000	7,000,000	7,000,000
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock shares issued	6,585,881	6,585,881	6,585,881
Redeemable convertible preferred stock, shares outstanding	6,585,881	6,585,881	6,585,881
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	$ 25,030,520	$ 25,030,520	$ 25,030,520
Liquidation Amount	$ 25,129,945	$ 25,129,945
Series A-1
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	4,526,703	4,526,703
Original Issue Price Per Share	$ 4.6557	$ 4.6557
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	$ 20,983,596	$ 20,983,596
Liquidation Amount	21,074,971	21,074,971
Amount of shares issued net of issuance costs	$ 86,667	$ 86,667
Series A-2
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	55,135	55,135
Original Issue Price Per Share	$ 3.6274	$ 3.6274
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	$ 192,134	$ 192,134
Liquidation Amount	199,997	199,997
Amount of shares issued net of issuance costs	$ 12,758	$ 12,758
Series A-3
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	2,004,043	2,004,043
Original Issue Price Per Share	$ 1.9236	$ 1.9236
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	$ 3,854,790	$ 3,854,790
Liquidation Amount	3,854,977	3,854,977
Amount of shares issued net of issuance costs	$ 0	$ 0